(Delaware Foundation Conservative Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Conservative Allocation Fund seeks a combination of current income and preservation of capital with capital appreciation.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation Conservative Allocation Fund)		Institutional Class (Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses		0.52%
Acquired fund fees and expenses	[1]	none
Total annual fund operating expenses		1.17%
Fee waivers and expense reimbursements	[2]	(0.29%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.88%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.88% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation Conservative Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	90	343	616	1,395

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objective, the Fund will typically target about 40% of its net assets in equity securities and about 60% of its net assets in fixed income securities. Allocations for the Fund can vary within the ranges shown in the table below. The Fund may invest 5% to 50% of net assets in foreign securities, and up to 10% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 40% policy weight (20-50% range)

  U.S. Equity Asset Class: 20% policy weight (5-30% range)

  o U.S. Large Cap Core

  o U.S. Large Cap Growth

  o U.S. Large Cap Value

  o U.S. Small Cap Core

  International Equity Asset Class: 15% weight (5-30% range)

  o International Value

  o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)

  o U.S. Real Estate

  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 5% policy weight (0-10% range)

Fixed Income Asset Class: 60% policy weight (50-80% range)

  Diversified Fixed Income Asset Class: 60% policy weight (50-80% range)

  o Diversified Fixed Income: 58% policy weight (30-70% range)

  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Conservative Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.92% for the quarter ended September 30, 2009 and its lowest quarterly return was -6.60% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Foundation Conservative Allocation Fund) (Institutional)	1 Year	5 Years	10 years
Institutional Class	2.60%	4.92%	5.61%
Institutional Class return after taxes on distributions	1.02%	3.58%	4.48%
Institutional Class return after taxes on distributions and sale of Fund shares	1.92%	3.50%	4.23%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Foundation Growth Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Growth Allocation Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation Growth Allocation Fund)		Institutional Class (Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses		0.59%
Acquired fund fees and expenses	[1]	none
Total annual fund operating expenses		1.24%
Fee waivers and expense reimbursements	[2]	(0.34%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation Growth Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	92	360	648	1,470

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager will use an active allocation approach when selecting the Fund's investments. In striving to meet its objective, the Fund will typically target about 80% of its net assets in equity securities and about 20% of its net assets in fixed income securities. The Fund's allocations may vary within the ranges shown in the table below. The Fund may invest 15% to 70% of net assets in foreign securities and up to 20% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 80% policy weight (55-90% range)

  U.S. Equity Asset Class: 40% policy weight (15-50% range)

  o U.S. Large Cap Core

  o U.S. Large Cap Growth

  o U.S. Large Cap Value

  o U.S. Small Cap Core

  International Equity Asset Class: 30% policy weight (15-50% range)

  o International Value

  o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)

  o U.S. Real Estate

  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 10% policy weight (0-20% range)

Fixed Income Asset Class: 20% policy weight (10-45% range)

  Diversified Fixed Income Asset Class: 20% policy weight (10-45% range)

  o Diversified Fixed Income: 18% policy weight (10-40% range)

  o Money Market/Cash Equivalents: 2% policy weight (0-10% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Growth Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 16.05% for the quarter ended June 30, 2009, and its lowest quarterly return was -14.57% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Foundation Growth Allocation Fund) (Institutional)	1 Year	5 Years	10 years
Institutional Class	(1.75%)	1.04%	4.44%
Institutional Class return after taxes on distributions	(3.03%)	0.23%	3.80%
Institutional Class return after taxes on distributions and sale of Fund shares	(0.92%)	0.57%	3.63%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Foundation Moderate Allocation Fund)
What is the Fund's investment objective?
Delaware Foundation Moderate Allocation Fund seeks capital appreciation with current income as a secondary objective.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation Moderate Allocation Fund)		Institutional Class (Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses		0.36%
Acquired fund fees and expenses	[1]	none
Total annual fund operating expenses		1.01%
Fee waivers and expense reimbursements	[2]	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation Moderate Allocation Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	92	311	547	1,226

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles. The Manager uses an active allocation approach when selecting investments for the Fund. In striving to meet its objectives, the Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed income securities. Allocations for the Fund may vary within the ranges shown in the table below. The Fund may invest 10% to 60% of net assets in foreign securities, and up to 15% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 60% policy weight (40-70% range)

  U.S. Equity Asset Class: 30% policy weight (10-40% range)

  o U.S. Large Cap Core

  o U.S. Large Cap Growth

  o U.S. Large Cap Value

  o U.S. Small Cap Core

  International Equity Asset Class: 22.5% policy weight (10-40% range)

  o International Value

  o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-15% range)

  o U.S. Real Estate

  o Global Ex-U.S. Real Estate

  Emerging Markets Asset Class: 7.5% policy weight (0-15% range)

Fixed Income Asset Class: 40% policy weight (30-60% range)

  Diversified Fixed Income Asset Class: 40% policy weight (30-60% range)

  o Diversified Fixed Income: 38% policy weight (20-50% range)

  o Money Market/Cash Equivalents: 2% policy weight (0-15% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Fixed income risk — The risk that: bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds ("junk bonds"), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Moderate Allocation Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance. Prior to mid-September 2008, the Fund operated as a fund of funds, investing primarily in other Delaware Investments® Funds. Since mid-September 2008, the Fund has been restructured to invest directly in securities representing a variety of asset classes and investment styles (Restructuring). The historical returns do not reflect the Restructuring.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 13.72% for the quarter ended June 30, 2009, and its lowest quarterly return was -10.52% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Foundation Moderate Allocation Fund) (Institutional)	1 Year	5 Years	10 years
Institutional Class	0.22%	3.13%	5.22%
Institutional Class return after taxes on distributions	(0.60%)	2.29%	4.54%
Institutional Class return after taxes on distributions and sale of Fund shares	0.15%	2.25%	4.19%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.78%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware Foundation® Equity Fund)
What is the Fund's investment objective?
Delaware Foundation Equity Fund seeks long-term capital growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Foundation® Equity Fund)		Institutional Class (Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses		9.14%
Acquired fund fees and expenses	[1]	0.02%
Total annual fund operating expenses		9.81%
Fee waivers and expense reimbursements	[2]	(8.86%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.95%
[1]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Foundation® Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Institutional)	97	2,156	3,997	7,788

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund seeks to achieve its objective by investing in a combination of underlying securities representing a variety of asset classes and investment styles. In striving to meet its objective, the Fund will hold up to 100% of its net assets in equity securities. The Manager uses an active allocation approach when selecting investments for the Fund. Allocations for the Fund may vary within the ranges shown in the information below. The Fund may invest 20% to 70% of net assets in foreign securities and up to 25% of net assets in emerging market securities. Following are the strategic policy weights for the Fund's net assets, as they may be invested in broad and narrow asset classes, and various investment styles, and the permitted range of variation around those weights.

Equity Asset Class: 98% policy weight (80-100% range)

  U.S. Equity Asset Class: 49% policy weight (20-70% range)

  o U.S. Large Cap Core

  o U.S. Large Cap Growth

  o U.S. Large Cap Value

  o U.S. Small Cap Core

  International Equity Asset Class: 37% policy weight (15-60% range)

  o International Value

  o International Growth

  Global Real Estate Equity Asset Class: 0% policy weight (0-20% range)

  o U.S. Real Estate

  o Global Ex-U.S. Real Estate

  Emerging Markets Equity Asset Class: 12% policy weight (0-25% range)

Fixed Income Asset Class: 2% policy weight (0-20% range)

  Diversified Fixed Income Asset Class: 2% policy weight (0-20% range)

  o Diversified Fixed Income: 0% policy weight (0-10% range)

  o Money Market/Cash Equivalents: 2% policy weight (0-20% range)

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small company risk — The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Foundation® Equity Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 14.27% for the quarter ended September 30, 2010 and its lowest quarterly return was -19.07% for the quarter ended September 30, 2011.

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns (Delaware Foundation® Equity Fund) (Institutional)	Label	1 Year	Lifetime
Institutional Class	Lifetime (8/31/09-12/31/11)	(5.22%)	7.98%
Institutional Class return after taxes on distributions	Lifetime (8/31/09-12/31/11)	(6.13%)	6.85%
Institutional Class return after taxes on distributions and sale of Fund shares	Lifetime (8/31/09-12/31/11)	(2.90%)	6.30%
MSCI All Country World Index (gross) (reflects no deduction for fees, expenses, or taxes)	Lifetime (8/31/09-12/31/11)	(6.86%)	6.38%
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	Lifetime (8/31/09-12/31/11)	(7.35%)	5.87%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.